U.S. BANK GLOBAL FUND SERVICES

615 East Michigan Street

Milwaukee, WI 53202

April 6, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Department of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Horizon Funds (the “Trust”)

File Nos.: 333-205411 and 811-23063

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon ESG Defensive Core Fund, and Horizon Defensive Multi-Factor Fund (collectively, the “Funds”), hereby certifies that the form of Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 31, 2020, and filed electronically as Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A on March 27, 2020.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith

Vice President

for U.S. Bank Global Fund Services

cc:	Matthew S. Chambers, Horizon Funds

Jeffrey T. Skinner, Kilpatrick Townsend & Stockton LLP